Investments - Summary of Investments in Marketable Equity Securities with Readily Determinable Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Fair value	$ 117,500
Invitae Corporation (Invitae) | Short-Term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	2,769,189
Cost basis	$ 0
Fair value	115,780
Total cumulative unrealized gain (loss)	$ 115,780
OncoCyte Corporation (OncoCyte)
Debt and Equity Securities, FV-NI [Line Items]
Fair value		$ 700
OncoCyte Corporation (OncoCyte) | Short-Term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	88,101
Cost basis	$ 0
Fair value	211
Total cumulative unrealized gain (loss)	$ 211
HTG Molecular Diagnostics, Inc (HTGM) | Long-Term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	55,556	833,333
Cost basis	$ 2,000	$ 2,000
Fair value	266	585
Total cumulative unrealized gain (loss)	$ (1,734)	$ (1,415)
Oncimmune Holdings plc (Oncimmune) | Short-Term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)	560,416
Cost basis	$ 0
Fair value	1,258
Total cumulative unrealized gain (loss)	$ 1,258
Oncimmune Holdings plc (Oncimmune) | Long-Term
Debt and Equity Securities, FV-NI [Line Items]
Shares held (in shares)		560,416
Cost basis		$ 0
Fair value		285
Total cumulative unrealized gain (loss)		$ 285